Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following table reconciles net assets available for benefits per the Plan’s financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,010,996,016	$890,081,496
Less: Deemed distributions to participants	(170,576)	(184,688)
Total net assets per the Form 5500	$1,010,825,440	$889,896,808

The following table reconciles the increase in net assets available for benefits per the financial statements to the Form 5500:

Year ended December 31, 2025
Increase in net assets available for benefits per the financial statements	$120,914,520
Less: Increase in deemed distributions to participants	(1,339)
Add: Interest on deemed distributions	15,451
Net income per the Form 5500	$120,928,632

Deemed distributions are included in net assets available for benefits in the Plan's financial statements but are excluded from the Form 5500; accordingly, adjustments are required to reconcile between the two reporting bases.